Not FDIC Insured May Lose Value No Bank Guarantee
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Schedule of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Schedule of Investments 31

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), May 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 79,045 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Municipal Bonds 98.7%
California 95.9%
Alameda Corridor Transportation Authority ,
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.23%, 10/01/29 ...... $ 20,000,000 17,986,688
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.32%, 10/01/30 ...... 41,665,000 36,155,862
Revenue, Sub. Lien , 2022 C , Refunding , AG Insured , 5% , 10/01/52 ............ 28,000,000 28,858,262
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 ..................... 18,000,000 18,015,343
c
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , 2.68%, 9/01/27 ...................................... 3,035,000 2,935,914
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 ......................... 13,000,000 13,602,402
c
Alisal Union School District ,
GO , 2009 B , AG Insured , 3%, 8/01/32 .................................. 3,355,000 2,796,520
GO , 2009 B , AG Insured , 3.08%, 8/01/33 ................................ 3,610,000 2,904,950
GO , 2009 B , AG Insured , 3.14%, 2/01/34 ................................ 3,345,000 2,639,458
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 ......................... 7,375,000 7,498,749
c
Alvord Unified School District ,
GO , 2011 B , AG Insured , 3.92%, 8/01/36 ................................ 15,000,000 10,144,866
GO , 2011 B , AG Insured , 7.128%, 8/01/46 ............................... 42,500,000 53,453,257
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,113,375
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,452,511
c
Anaheim Public Financing Authority ,
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.53%, 9/01/26 ....... 29,430,000 29,241,625
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.6%, 9/01/27 ....... 22,860,000 22,135,509
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.67%, 9/01/28 ....... 14,425,000 13,592,213
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.76%, 9/01/29 ....... 24,810,000 22,709,136
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 3.02%, 9/01/32 ....... 13,665,000 11,344,078
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 3.11%, 9/01/33 ....... 37,070,000 29,691,528
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 3.22%, 9/01/34 ....... 24,970,000 19,215,471
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , ETM, 3.27%, 3/01/37 .. 15,080,000 10,673,604
c
Anaheim Union High School District , GO , 2002 A , AG Insured , 2.47%, 8/01/26 ..... 8,570,000 8,534,201
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 119,057,657
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 22,371,764
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. 13,625,000 12,705,176
d
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,775,772
Beaumont Public Improvement Authority , Special Tax , 2025 B , 5% , 9/01/55 ........ 1,250,000 1,247,947
Beaumont Unified School District ,
c
GO , 2011 C , AG Insured , 4.1%, 8/01/40 ................................. 11,000,000 6,228,047
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 280,000 278,687
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 435,000 423,696
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/50 ................................................... 640,000 615,007
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/55 ................................................... 910,000 861,761
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 310,000 308,546
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 875,000 852,263

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Beaumont Unified School District, (continued)
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... $ 1,000,000 $ 1,015,934
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 1,011,364
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue , 2026 B , AG Insured , 4.625% , 7/01/51 ........................... 5,000,000 4,974,754
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/49 ............................ 6,750,000 7,075,280
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/54 ............................ 8,500,000 8,824,087
Revenue, Senior Lien , 2026 B , AG Insured , 5.5% , 7/01/55 ................... 10,500,000 11,254,949
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 ..................... 4,245,000 4,261,525
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,595,066
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,869,158
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 1,697,797
California Community Choice Financing Authority ,
d
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 101,211,540
d
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 122,575,000 130,192,521
d
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 41,036,677
d
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 24,840,536
d
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 69,000,000 71,042,269
d
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 70,000,000 75,834,157
d
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 90,000,000 95,687,928
d
Revenue , 2025 A , Mandatory Put , 5% , 5/01/35 ............................ 6,000,000 6,184,926
d
Revenue , 2025 B , Mandatory Put , 5% , 11/01/35 ........................... 15,585,000 16,766,282
d
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... 47,500,000 49,629,624
Revenue , 2025 G , 5% , 12/01/35 ....................................... 22,800,000 25,019,040
d
Revenue , 2026 A-1 , Mandatory Put , 5% , 2/01/36 .......................... 55,000,000 59,436,812
Revenue , 2026 B , 5% , 3/01/36 ........................................ 109,940,000 115,633,507
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 885,769
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,195,735
e
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,394,180
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 28,510,901
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 201 A-1 T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,237,022
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 37,018,821
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,740,000 12,881,289
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 32,134,887
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 32,650,137
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 11,118,437
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 22,234,728
c
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 6.311%, 8/01/65 .. 79,990,000 3,205,567
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,765,000 14,742,213
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,086,080
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,753,303
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 7,080,000 7,080,205
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 17,353,656
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 3,168,890
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 471,345

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency, (continued)
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... $ 530,000 $ 524,026
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... 625,000 606,071
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 96,474
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 352,755
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 601,717
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. 530,000 528,132
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 790,000 786,059
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 607,067
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 804,863
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 3,095,236
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 345,000 345,000
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 2,115,000 2,115,000
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,240,073
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,269,258
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ 1,400,000 1,305,545
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,718,080
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,318,924
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 457,980
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 528,740
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,368,370
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 6,153,066
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 8,209,964
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 23,685,010
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 11,003,682
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.74%, 10/01/26 .. 7,620,000 7,550,365
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.8%, 10/01/27 ... 7,365,000 7,098,026
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.87%, 10/01/28 .. 4,120,000 3,856,125
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.05%, 10/01/30 .. 5,685,000 4,990,452
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.14%, 10/01/31 .. 7,615,000 6,456,042
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.22%, 10/01/32 .. 7,615,000 6,229,323
c
Santa Clara University , Revenue , 1999 , AMBAC Insured , 2.51%, 9/01/26 ........ 655,000 650,840
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 10,850,000 10,755,786
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,898,157
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 18,561,228
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 10,030,017
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 50,000,000 52,742,240
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 5% , 6/01/49 ................... 2,800,000 2,923,604
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 669,859
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 660,971
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 654,251
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,196,102
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 501,370
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,390,376
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ 14,370,000 14,106,947
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,258,473
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 13,220,000 13,457,155
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . 5,550,000 5,611,760

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . $ 7,075,000 $ 7,134,173
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . 4,340,000 3,796,424
El Camino Hospital LP , Revenue , 2017 , 4.125% , 2/01/47 .................... 11,000,000 10,648,669
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/47 ....................... 12,500,000 12,610,830
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. 1,905,000 1,969,085
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. 1,945,000 1,988,613
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,100,000 3,160,288
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 24,794,407
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 385,416,725
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 13,902,734
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016 B , 5% , 8/15/55 .............................................. 24,000,000 24,026,998
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,359,345
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 1,450,000 1,512,888
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,392,315
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 852,786
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,114,261
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/42 ..... 2,500,000 2,755,445
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 42,223,298
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 9,592,076
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 21,780,456
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 11,335,711
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 24,602,175
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 41,575,467 43,088,885
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 12,406,981 12,677,720
e
Foothill San Regis Apartments LLC , Revenue , 144A, 2026 U-1 , I , 5.8% , 4/01/36 ... 42,300,000 42,114,489
e
Found Middle LP , Revenue , 144A, 2024 L , 5.2% , 12/01/27 ................... 5,000,000 5,057,722
d,e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 20,161,819
e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,641,317
California Infrastructure & Economic Development Bank ,
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 12,750,000 13,295,981
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... 16,040,000 16,483,872
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,296,439
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 822,174
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 784,387
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... 1,000,000 874,900
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,364,668
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... 3,100,000 2,843,259
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,555,480

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ $ 18,995,000 $ 14,298,737
d
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 14,283,481
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... 31,305,000 31,773,423
California Municipal Finance Authority ,
e
Revenue , 144A, 2025 A , 6.375% , 8/01/37 ............................... 28,300,000 29,285,613
Revenue , 2025 A , 6.1% , 12/01/37 ..................................... 23,875,000 24,038,100
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... 27,350,000 23,542,708
Special Tax , 2024 C , 5% , 9/01/44 ...................................... 1,100,000 1,122,637
Special Tax , 2024 C , 5% , 9/01/54 ...................................... 1,000,000 1,000,092
Special Tax , 2024 E , 5% , 9/01/55 ...................................... 2,485,000 2,499,791
Special Tax , 2025 A , 5% , 9/01/50 ...................................... 1,350,000 1,367,833
Special Tax , 2025 B , 5.125% , 9/01/50 .................................. 1,275,000 1,305,208
Special Tax , 2025 C , 5% , 9/01/50 ...................................... 1,275,000 1,293,480
Special Tax , 2025 C , 5% , 9/01/55 ...................................... 1,090,000 1,093,099
f
1717 University Associates LLC , Revenue , 2020 A , 8.5% , 6/01/52 ............. 11,413,000 9,245,044
f
1717 University Associates LLC , Revenue , 2020 A-T , 9.25% , 6/01/52 ........... 3,407,000 2,545,378
e
Ascent 613 , Revenue , 144A, 2025 A , 5.25% , 1/01/45 ....................... 2,500,000 2,540,937
e
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 3,500,000 3,518,859
e
Ascent 613 , Revenue , 144A, 2025 A , 5.5% , 1/01/60 ........................ 2,850,000 2,876,115
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 27,408,514
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 1,986,059
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/49 ............................................ 1,235,000 1,257,309
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/54 ............................................ 1,800,000 1,818,276
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/59 ............................................ 2,600,000 2,618,140
Carmel Valley Manor Obligated Group , Revenue , 2022 , California Mortgage Insured ,
5% , 5/15/52 .................................................... 17,775,000 18,382,493
e
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 9,967,284
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 10,041,187
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 580,000 606,279
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 900,000 926,661
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 785,000 799,234
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 750,000 754,134
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,000,000 1,013,209
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,500,000 1,506,907
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/45 ....... 1,085,000 1,110,767
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/50 ....... 1,250,000 1,266,512
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/55 ....... 1,400,000 1,406,447
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.125% , 9/01/50 ................................................. 1,725,000 1,757,621
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 2,425,000 2,473,551
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,029,543
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,250,000 1,266,709
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 4,025,000 4,052,428

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ $ 1,000,000 $ 1,014,494
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 1,120,000 1,128,145
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ 15,900,000 15,977,834
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 19,165,560
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ 7,000,000 6,114,993
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... 975,000 929,045
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 815,000 769,641
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,040,000 972,496
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,025,000 941,029
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... 1,030,000 928,294
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... 450,000 430,873
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 842,482
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 910,271
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 9,108,144
Eskaton Properties, Inc. Obligated Group , Revenue , 2024 , Refunding , 5% , 11/15/44 1,500,000 1,567,469
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 29,275,108
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,830,448
e
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 22,175,612
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 54,279,276
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 573,667
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 2,517,528
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,310,173
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 81,985,000 68,916,419
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,695,831
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 5,000,000 5,107,892
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 47,551,586
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 55,895,294
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 14,341,363
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,612,012
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 22,179,853
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 13,573,354
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,485,561
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,511,474
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/47 ..... 8,650,000 8,373,358
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,274,917
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 19,421,215
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 43,378,415
Porter 1107 LLC , Revenue , 2025 A , 6.2% , 11/01/37 ........................ 43,500,000 44,248,822
PRG - Potrero Properties LLC , Revenue , 2026 A , 5.25% , 9/01/51 .............. 5,500,000 5,853,313
PRG - Potrero Properties LLC , Revenue , 2026 A , 5.5% , 9/01/56 ............... 7,000,000 7,561,597
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 41,058,777
Scripps College , Revenue , 2025 , 5.5% , 7/01/60 ........................... 8,500,000 9,059,394
e
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 A , 5.75% , 11/01/39 ............. 48,675,000 48,795,670
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 9,533,048
e
Verner 6430 LLC , Revenue , 144A, 2026 A , 6% , 6/01/38 ..................... 36,050,000 36,220,917

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Pollution Control Financing Authority ,
e
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 . $ 7,250,000 $ 7,435,865
e
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 11/21/45 11,365,000 11,574,568
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/30 .......... 5,200,000 5,510,851
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/31 .......... 3,000,000 3,207,920
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/32 .......... 5,500,000 5,936,490
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/33 .......... 6,000,000 6,532,161
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/34 .......... 3,250,000 3,536,076
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/35 .......... 3,250,000 3,523,366
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/36 .......... 2,650,000 2,855,472
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/37 .......... 2,300,000 2,472,919
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/38 .......... 2,000,000 2,139,445
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 11/21/45 ......... 2,200,000 2,301,663
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 15,003,972
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AG Insured , ETM, 5.9% , 9/01/26 .................. 220,000 221,783
e
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 4% , 7/01/34 ............................................ 445,000 450,288
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/49 ............................................ 1,000,000 1,013,847
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/59 ............................................ 3,000,000 3,002,906
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 452,178
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... 325,000 313,139
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 484,419
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 641,260
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,723,303
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 1,005,374
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,524,275
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/42 ....................................................... 1,325,000 1,346,657
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/52 ....................................................... 2,265,000 2,149,291
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/61 ....................................................... 3,905,000 3,639,366
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 200,000 201,979
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2024 A , 5% ,
7/01/64 ........................................................ 500,000 467,454
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,539,436
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 767,871
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 962,929
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 981,119
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 562,227
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 731,742
California State Public Works Board ,
Revenue , 2025 A , 5% , 4/01/50 ........................................ 23,775,000 25,159,713
State of California , Revenue , 2019 C , 5% , 11/01/44 ........................ 5,000,000 5,227,069
State of California , Revenue , 2021 D , 4% , 11/01/35 ........................ 1,210,000 1,262,582
State of California , Revenue , 2025 C , 5% , 11/01/50 ........................ 13,750,000 14,594,410

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University ,
Revenue , 2015 A , 5% , 11/01/47 ....................................... $ 120,000 $ 120,078
Revenue , 2016 A , Refunding , 5% , 11/01/36 .............................. 3,760,000 3,766,124
d
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. 12,000,000 11,873,344
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,494,026
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. 26,185,000 26,448,083
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 3,846,118
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 3,330,000 3,461,346
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 17,789,434
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 41,905,746
Revenue , 2019 A , 5% , 11/01/49 ....................................... 31,915,000 32,902,354
Revenue , 2019 A , 5% , 11/01/51 ....................................... 45,680,000 46,919,431
Revenue , 2025 A , Refunding , 4.625% , 11/01/56 ........................... 32,800,000 33,224,796
Revenue , 2025 A , Refunding , 5.25% , 11/01/56 ............................ 75,000,000 80,920,973
California Statewide Communities Development Authority ,
Revenue , 2024 B-1 , 5% , 9/02/44 ...................................... 2,500,000 2,587,789
Revenue , 2024 B-1 , 5% , 9/02/49 ...................................... 2,000,000 2,021,308
Revenue , 2024 B-1 , 5% , 9/02/54 ...................................... 2,500,000 2,508,619
e,g
Revenue , 144A, 2026 E-1 , I , 5.8% , 6/01/36 .............................. 41,100,000 40,529,602
Special Assessment , 2024 A , 5% , 9/02/54 ............................... 1,290,000 1,293,989
Special Assessment , 2025 C-1 , 5% , 9/02/50 .............................. 4,830,000 4,947,174
Special Assessment , 2025 C-1 , 5% , 9/02/55 .............................. 4,260,000 4,316,303
Special Assessment , 2026 A-1 , 4.75% , 9/02/56 ........................... 2,800,000 2,797,731
g
Special Assessment , 2026 A-2 , 5% , 9/02/56 .............................. 1,800,000 1,793,004
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,300,000 3,389,954
Special Tax , 2024 C-2 , 4.375% , 9/02/40 ................................. 1,000,000 1,005,872
Special Tax , 2024 C-2 , 4.5% , 9/02/45 ................................... 1,050,000 1,035,419
Special Tax , 2024 C-2 , 4.625% , 9/02/50 ................................. 2,135,000 2,086,716
Special Tax , 2024 C-2 , 4.75% , 9/02/55 .................................. 2,000,000 1,962,559
Special Tax , 2025 A , 5% , 9/02/55 ...................................... 10,075,000 10,208,157
Special Tax , 2025 B , 5% , 9/02/50 ...................................... 2,840,000 2,908,898
Special Tax , 2025 B , 5% , 9/02/55 ...................................... 2,000,000 2,026,433
Special Tax , 2025 C-2 , 5% , 9/02/51 .................................... 2,300,000 2,349,553
Special Tax , 2025 C-2 , 5% , 9/02/56 .................................... 3,180,000 3,220,989
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 4.25% ,
11/01/44 ....................................................... 4,320,000 4,348,821
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 5% ,
11/01/49 ....................................................... 2,500,000 2,589,446
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,256,227
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 67,874,663
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,121,263
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/45 ........................................................ 1,840,000 1,895,139
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/55 ........................................................ 2,400,000 2,406,211
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,679,402
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/34 .................................................... 345,000 370,420
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 745,000 788,758
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,230,000 1,274,131
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 500,000 507,532

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... $ 750,000 $ 752,318
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/44 ....... 875,000 906,328
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/49 ....... 820,000 831,519
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/54 ....... 850,000 852,930
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,038,873
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,856,879
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/43 ......... 1,030,000 1,071,988
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/48 ......... 1,120,000 1,140,408
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/53 ......... 1,000,000 1,003,718
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,675,000 1,764,926
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 393,577
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,254,648
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... 1,770,000 1,840,892
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5% , 8/15/42 600,000 624,036
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.125% ,
8/15/47 ........................................................ 880,000 897,962
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 11,389,676
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 18,288,645
Odd Fellows Home of California , Revenue , 2026 A , California Mortgage Insured , 5% ,
4/01/56 ........................................................ 2,750,000 2,826,776
Sequoia Living, Inc. , Revenue , 2025 A , Refunding , California Mortgage Insured , 5% ,
7/01/50 ........................................................ 23,000,000 23,907,488
c
Carlsbad Unified School District , GO , 2011 C , 6.448%, 8/01/35 ................. 33,000,000 40,853,218
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 12,600,000 13,762,805
Central Valley Energy Authority ,
d
Revenue , 2025 , Mandatory Put , 5% , 8/01/35 ............................. 50,000,000 53,781,350
Revenue , 2026 , 5% , 8/01/34 ......................................... 32,660,000 35,086,024
Cerritos Community College District ,
GO , 2026 B , 5% , 8/01/51 ............................................ 11,100,000 11,828,899
GO , 2026 B , 5% , 8/01/56 ............................................ 35,385,000 37,421,595
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 4% , 9/01/29 ...................................... 285,000 289,079
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/34 ...................................... 650,000 701,435
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 830,000 888,641
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 795,000 824,575
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 675,000 685,402
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 740,000 746,543
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 1,710,000 1,668,133
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 930,125
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,093,030
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... 2,740,000 2,916,356

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District, (continued)
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... $ 2,000,000 $ 2,112,290
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,083,204
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,774,105
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.25% ,
9/01/55 ........................................................ 2,000,000 2,054,364
Chino Valley Unified School District , GO , 2020 B , 3.375% , 8/01/50 .............. 20,500,000 16,817,731
City & County of San Francisco ,
GO , 2022 R-1 , Refunding , 5% , 6/15/26 ................................. 5,000,000 5,004,438
e
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 891,293
e
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,918,005
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 536,418
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 654,438
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 759,493
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ 950,000 955,834
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 421,951
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 650,000 674,956
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,016,904
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,514,647
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,000,000 1,029,274
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,016,775
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,390,000 1,407,001
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 607,684
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,322,563
City of Dixon , Community Facilities District No. 2019-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 1,003,447
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,113,066
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,757,091
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... 3,040,000 3,151,981
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,332,201
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,000,000 1,054,969
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,137,233
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,405,170
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,769,780
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... 850,000 785,373
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 799,431

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fontana, (continued)
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... $ 1,100,000 $ 1,025,700
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,353,022
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 743,649
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,327,573
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... 530,000 518,191
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 444,805
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,620,113
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 617,493
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 505,117
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/44 .......... 1,000,000 1,035,106
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/49 .......... 1,100,000 1,116,952
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,413,326
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,000,000 1,061,261
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/44 ........... 2,300,000 2,377,537
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/54 ........... 2,000,000 2,016,331
City of Laguna Beach ,
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.375% ,
9/02/39 ........................................................ 1,685,000 1,721,081
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.625% ,
9/02/44 ........................................................ 1,000,000 1,004,693
City of Lake Elsinore ,
Community Facilities District No. 2006-6 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 963,049
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,009,973
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,003,447
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,000,000 1,013,748
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,500,000 1,512,019
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 281,672
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 154,942
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 303,228
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 2,072,821
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,488,620
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 2,100,540
Community Facilities District No. 2019-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,400,000 1,405,012
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 15,834,966
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 15,750,407
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 8,969,910
City of Los Angeles ,
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,744,732
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 39,758,778
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 10,086,937
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... 2,305,000 2,436,751
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 10,779,943
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. 6,000,000 6,445,940
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,356,605
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 17,020,540
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 23,923,642
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,165,788
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,716,993
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 154,211
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... 2,000,000 2,040,674
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 6,955,126

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ $ 16,575,000 $ 16,329,620
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 10,546,959
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ 1,415,000 1,490,272
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ 25,000,000 25,634,540
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 25,038,360
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,556,635
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 1,945,956
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. 6,265,000 6,532,010
Department of Airports , Revenue, Sub. Lien , 2016 B , 5% , 5/15/41 ............. 10,000,000 10,016,465
Department of Airports , Revenue, Sub. Lien , 2016 B , 5% , 5/15/46 ............. 15,265,000 15,267,371
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/42 ............. 3,680,000 3,713,493
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/47 ............. 51,110,000 51,222,013
Department of Airports , Revenue, Sub. Lien , 2017 B , 5% , 5/15/42 ............. 4,000,000 4,069,914
Department of Airports , Revenue, Sub. Lien , 2018 A , 5% , 5/15/44 ............. 32,985,000 33,490,159
Department of Airports , Revenue, Sub. Lien , 2018 E , Refunding , 5% , 5/15/43 ..... 16,995,000 17,803,163
Department of Airports , Revenue, Sub. Lien , 2018 E , Refunding , 5% , 5/15/48 ..... 33,145,000 33,958,110
Department of Airports , Revenue, Sub. Lien , 2019 E , 5% , 5/15/44 ............. 23,485,000 24,376,634
Department of Airports , Revenue, Sub. Lien , 2019 E , 5% , 5/15/49 ............. 10,495,000 10,700,832
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/36 ..... 3,665,000 3,924,948
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/38 ..... 4,920,000 5,231,553
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/41 ..... 7,005,000 7,375,220
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/46 ..... 25,965,000 26,650,858
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/51 ..... 26,450,000 26,856,015
Department of Airports , Revenue, Sub. Lien , 2022 C , Refunding , 5% , 5/15/45 ..... 8,000,000 8,278,966
Wastewater System , Revenue , 2025 A , 5% , 6/01/55 ........................ 5,000,000 5,304,820
Wastewater System , Revenue, Sub. Lien , 2018 A , 5% , 6/01/43 ............... 10,000,000 10,317,105
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 320,418
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 109,500
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 486,684
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/38 ...... 500,000 534,368
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 600,000 626,356
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 700,000 714,480
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 1,000,000 1,006,748
Community Facilities District No. 2022-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 1,000,000 1,006,725
g
Community Facilities District No. 2022-3 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 9/01/56 .................................................. 2,650,000 2,670,362
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 1,500,000 1,552,659
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 2,100,000 2,133,795
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/55 ........ 4,365,000 4,388,040
Community Facilities District No. 2024-1 , Special Tax , 2026 A , 5% , 9/01/56 ...... 2,155,000 2,158,847
City of Mountain House , Community Facilities District No. 2024-1 Improvement Area
No. 8 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 1,000,000 1,015,958
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 907,528
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 388,853
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 391,369
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,368,473
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... 750,000 779,814
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 815,409
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... 845,000 852,739
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... 415,000 420,182

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Ontario, (continued)
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ $ 650,000 $ 657,257
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 838,814
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 800,380
Community Facilities District No. 64 , Special Tax , 2024 , 5% , 9/01/49 ........... 2,225,000 2,248,699
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,410,000 1,488,298
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/44 ........... 1,795,000 1,863,032
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/49 ........... 1,000,000 1,015,411
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/54 ........... 1,000,000 1,009,519
Community Facilities District No. 71 , Special Tax , 2025 , 5% , 9/01/55 ........... 1,500,000 1,515,356
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AG Insured , 5% , 10/01/40 ........................................... 7,500,000 7,544,406
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............ 22,625,000 22,256,251
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 547,968
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,131,500
City Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,790,000 1,799,784
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 885,000 912,321
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 550,000 556,938
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/53 ...................................... 525,000 528,861
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2025 , 5.125% ,
9/01/55 ......................................................... 1,000,000 1,014,249
City of Roseville ,
Amoruso Ranch Community Facilities District No. 1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 1,190,000 1,194,012
Amoruso Ranch Community Facilities District No. 1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 1,750,000 1,733,856
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 2,165,000 2,171,007
Electric System , COP , 2004 , AG Insured , 5% , 2/01/34 ...................... 5,000 5,008
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,230,535
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,037,614
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 1,020,069
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,161,957
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 13,915,901
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 21,415,000 21,765,225
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2025 D , 5% , 11/01/55 ............ 75,000,000 79,144,943
Public Utilities Commission Water , Revenue, Sub. Lien , 2023 AB-A , 5.25% , 11/01/48 47,895,000 51,514,099
Public Utilities Commission Water , Revenue, Sub. Lien , 2023 AB-A , 5.25% , 11/01/52 40,170,000 42,795,957
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... 575,000 542,876
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,291,121

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Santa Paula, (continued)
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... $ 3,530,000 $ 3,005,922
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 329,896
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,358,165
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,444,970
City of Vernon ,
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,477,924
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 455,194
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 389,408
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. 420,000 446,841
City of Wildomar ,
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/42 ........ 800,000 832,999
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/47 ........ 1,000,000 1,018,871
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,200,000 1,208,177
e
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 9,000,000 5,993,371
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 54,800,000 47,419,530
e
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,322,113
e
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 65,558,151
e
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 23,921,222
e
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 19,603,631
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,147,236
c
GO , C , AG Insured , 3.52%, 8/01/36 .................................... 8,000,000 5,629,109
c
GO , C , AG Insured , 3.61%, 8/01/37 .................................... 8,000,000 5,384,094
c
GO , C , AG Insured , 3.86%, 8/01/40 .................................... 7,500,000 4,386,199
c
GO , C , AG Insured , 4.29%, 8/01/43 .................................... 10,000,000 4,857,863
c
Colton Joint Unified School District , GO , 2010 B , AG Insured , 4.31%, 8/01/42 ...... 16,365,000 8,265,513
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 ............. 1,200,000 1,269,645
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 .............. 7,500,000 7,723,989
Corona Community Facilities District ,
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,600,000 1,620,300
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,600,000 1,608,745
c
Corona-Norco Unified School District , GO , 1998 C , NATL Insured , 2.59%, 9/01/26 ... 6,080,000 6,040,183
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% ,
9/01/48 ......................................................... 1,000,000 1,016,993
County of Los Angeles ,
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 1,400,000 1,456,004
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/49 ................................................ 1,400,000 1,420,621
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,750,000 1,764,289
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... 1,300,000 1,376,352
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 885,934
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,275,282

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Orange, (continued)
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... $ 8,200,000 $ 8,284,814
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 900,000 924,337
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,369,377
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 998,873
County of Riverside , Community Facilities District No. 07-2 , Special Tax , 2020 , AG
Insured , 4% , 9/01/45 ............................................... 2,730,000 2,649,493
County of Sacramento ,
Airport System , Revenue , 2025 D , AG Insured , 5.25% , 7/01/50 ............... 7,500,000 7,907,838
Airport System , Revenue, Senior Lien , 2016 A , Refunding , 5% , 7/01/41 ......... 10,000,000 10,010,169
Airport System , Revenue, Sub. Lien , 2016 B , Refunding , 5% , 7/01/41 ........... 9,000,000 9,009,152
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 310,691
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 295,454
e
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,600,000 8,422,349
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,483,691
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,704,902
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,813,315
Cameo/Garrison Apartments , Revenue , 144A, 2021 A-1 , 2.8% , 3/01/47 ......... 20,700,000 18,366,756
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 7,000,000 5,238,056
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 5,149,254
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 5,116,205
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 18,250,000 14,706,585
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 12,266,608
Dublin , Revenue, Senior Lien , 144A, 2021 A-1 , 2.45% , 2/01/47 ............... 36,300,000 31,782,037
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 32,165,042
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,263,979
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 17,170,000 15,993,318
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 54,465,000 40,672,490
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 6,534,854
Parallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 ..................... 17,540,000 15,872,220
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,922,453
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,340,000 1,166,150
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 28,428,641
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 17,821,227
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,329,926
c
Towne at Glendale Apartments , Revenue , 144A, 2022 A , 1.199%, 9/01/62 ....... 53,000,000 36,190,313
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,961,381
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,457,957
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 10,496,086
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 21,652,893
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 19,274,535
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,875,749
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 618,375
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 653,573
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 7,175,000 7,705,383
Downey Unified School District , GO , B , 5% , 8/01/57 ......................... 10,375,000 10,954,619
East Bay Municipal Utility District , Water System , Revenue , 2017 A , Refunding , 5% ,
6/01/45 ......................................................... 4,240,000 4,297,388

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Eastern Municipal Water District ,
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4% , 9/01/43 .................................................... $ 1,315,000 $ 1,238,500
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4.25% , 9/01/49 .................................................. 1,095,000 995,285
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,175,000 1,206,145
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,485,000 2,500,257
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,531,828
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 2,911,174
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,399,676
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 864,817
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,780,487
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/39 ....... 1,250,000 1,228,997
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/44 ....... 1,500,000 1,397,455
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.25% , 9/01/49 ..... 2,030,000 1,845,140
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.375% , 9/01/54 .... 1,280,000 1,154,647
Community Facilities District No. 2024-109 , Special Tax , 2026 , 5% , 9/01/51 ...... 1,650,000 1,675,640
Community Facilities District No. 2024-109 , Special Tax , 2026 , 5% , 9/01/56 ...... 1,780,000 1,793,684
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 . 30,705,000 30,734,071
Elk Grove Finance Authority , Community Facilities District No. 2005-1 Laguna Ridge ,
Special Tax , 2024 , 5% , 9/01/51 ....................................... 1,725,000 1,745,910
Elsinore Valley Municipal Water District , Community Facilities District No. 2022-2 (Echo
Ridge) , Special Tax , 2026 , 5% , 9/01/55 ................................. 1,250,000 1,219,828
c
Fairfax School District , GO , 2011 , AG Insured , 4.91%, 11/01/48 ................. 10,380,000 3,544,951
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 971,696 859,817
Folsom Cordova Unified School District , School Facilities Improvement District No. 5 ,
GO , C , 4% , 10/01/43 ............................................... 5,000,000 5,001,152
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 1,037,901
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/49 1,250,000 1,270,969
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/54 5,535,000 5,591,435
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/39 ............................................ 715,000 753,779
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/44 ............................................ 775,000 796,511
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 425,000 430,102
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/53 ............................................ 485,000 489,157
Community Facilities District No. 23 Improvement Area No. 7 , Special Tax , 2026 , 5% ,
9/01/46 ........................................................ 2,000,000 2,057,996
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AG Insured , 5.5% , 1/15/31 .................... 35,000,000 39,466,574
Revenue , 2013 A , Refunding , AG Insured , 5.625% , 1/15/32 .................. 37,260,000 42,094,664
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 99,150,000 117,970,653
c
Revenue , 2013 A , Refunding , AG Insured , 3.52%, 1/15/37 ................... 41,250,000 28,570,971
c
Revenue , 2013 A , Refunding , AG Insured , 3.62%, 1/15/38 ................... 77,650,000 51,381,121
c
Revenue , 2013 A , Refunding , AG Insured , 3.7%, 1/15/39 .................... 56,100,000 35,454,594
c
Revenue , 2013 A , Refunding , 4.15%, 1/15/42 ............................. 130,000,000 68,879,642
c
Revenue, Senior Lien , 1995 A , ETM, 2.5%, 1/01/27 ........................ 15,000,000 14,782,172
c
Revenue, Senior Lien , 1995 A , ETM, 2.47%, 1/01/28 ....................... 2,000,000 1,923,971
c
Revenue, Senior Lien , 1995 A , ETM, 2.51%, 1/01/29 ....................... 35,310,000 33,118,824
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... 17,500,000 17,010,861

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
Fowler Unified School District ,
GO , 2010 C , AG Insured , 3.95%, 8/01/41 ................................ $ 3,095,000 $ 1,719,712
GO , 2010 C , AG Insured , 4.05%, 8/01/42 ................................ 3,005,000 1,581,890
Fremont Unified School District , GO , 2024 A , 4% , 8/01/45 ..................... 5,000,000 4,993,753
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,755,612
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 3,077,489
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 6,183,651
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 3,719,555
Fullerton Joint Union High School District , GO , 2026 B , 4.125% , 8/01/54 .......... 19,630,000 19,016,678
c
Glendale Community College District , GO , 2003 C , NATL Insured , 3.98%, 8/01/28 ... 6,570,000 6,036,293
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 21,343,644
Golden Valley Unified School District , Community Facilities District No. 2017-1
Improvement Area No. 3 , Special Tax , 2025 , 5% , 9/01/55 .................... 1,570,000 1,536,745
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 229,419
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 433,285
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ 745,000 632,006
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ...... 10,000,000 9,761,909
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............ 655,000 637,607
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 .............. 20,000,000 23,523,790
c
Hawthorne School District , GO , 2008 C , AG Insured , 4.79%, 8/01/48 ............. 37,665,000 13,348,194
Hemet Unified School District ,
Special Tax , 2026 , 5% , 9/01/56 ....................................... 1,500,000 1,510,421
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 1,007,977
Community Facilities District No. 2021-5  Improvement Area No. 1 , Special Tax ,
2025 , 5% , 9/01/45 ................................................ 1,000,000 1,031,355
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/50 ................................................ 1,070,000 1,087,049
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/54 ................................................ 1,000,000 1,008,842
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,035,106
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,016,093
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,700,000 1,715,031
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2026 ,
5% , 9/01/51 .................................................... 1,840,000 1,867,218
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,523,647
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 1,008,570
Community Facilities District No. 2021-7 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,014,451
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,008,842
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,000,000 1,031,355
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 900,000 914,341
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,000,000 1,007,977
Community Facilities District No. 2023-3 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 1,300,000 1,326,269
Hesperia Unified School District , Community Facilities District No. 2015-1 , Special Tax ,
2015-1 , 5% , 9/01/55 ................................................ 1,000,000 1,006,627
c
Huntington Beach City School District , GO , 2003 A , NATL Insured , 3.86%, 8/01/28 .. 7,190,000 6,622,526
Imperial Irrigation District , Electric System , Revenue , 2016 B-2 , Refunding , 5% ,
11/01/27 ........................................................ 1,000,000 1,010,358
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 4,000,000 4,078,774
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/36 ...... 700,000 707,751

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Independent Cities Finance Authority, (continued)
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/41 ...... $ 900,000 $ 910,196
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/46 ...... 925,000 903,696
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/51 ...... 1,250,000 1,182,030
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 789,196
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,375,665
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,914,875
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,828,888
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 2,024,263
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,888,837
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,804,763
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 7,375,258
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 14,155,000 14,171,802
Jefferson Union High School District , GO , 2000 A , Refunding , NATL Insured , 6.45% ,
8/01/29 ......................................................... 2,185,000 2,298,095
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 134,090
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 137,625
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 868,810
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 819,279
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 752,587
Community Facilities District No. 57 , Special Tax , 2025 A , 5% , 9/01/55 .......... 1,000,000 1,002,844
Community Facilities District No. 59 Improvement Area A , Special Tax , 2025 A , 5% ,
9/01/50 ........................................................ 3,980,000 4,022,866
Community Facilities District No. 59 Improvement Area A , Special Tax , 2025 A , 5% ,
9/01/55 ........................................................ 4,455,000 4,470,949
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AG Insured , 5% , 8/15/28 .................................... 1,855,000 1,858,920
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 356,742
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 504,665
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,267,298
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 850,000 856,232
c
Lakeside Union School District , GO , 2010 B , 4.45%, 8/01/45 ................... 11,540,000 5,004,925
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 ............. 41,340,000 40,660,734
c
Lancaster School District , GO , 2001 , NATL Insured , 2.66%, 7/01/26 ............. 5,965,000 5,951,575
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ...................... 3,000,000 2,546,236
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AG Insured , 5.5% , 8/01/39 ........................... 9,875,000 9,895,419
Tax Allocation , 2009 , AG Insured , 5.5% , 8/01/44 ........................... 6,085,000 6,096,516
c
Lemon Grove School District , GO , 2010 B , AG Insured , 4.57%, 8/01/50 ........... 20,990,000 7,120,413
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 .......................... 15,000,000 15,021,591
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,436,499
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 18,466,950
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,456,000
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 77,072,174
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 40,006,313
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/38 ....................... 7,705,000 7,705,000
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,000,000
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 10,686,969
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 8,028,320
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 12,595,430
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... 26,910,000 27,425,450
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 5,812,141

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles County Metropolitan Transportation Authority, (continued)
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... $ 10,330,000 $ 11,142,641
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/28 ...................... 3,830,000 4,038,943
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,235,241
Los Angeles County Sanitation Districts Financing Authority , Los Angeles County
Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% , 10/01/42 .......... 16,430,000 16,438,115
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 22,529,349
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 81,890,000 82,223,071
Power System , Revenue , 2017 C , 5% , 7/01/42 ............................ 5,500,000 5,569,958
Power System , Revenue , 2018 A , Refunding , 5% , 7/01/38 ................... 12,870,000 13,159,991
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 4,305,000 4,421,822
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/43 ................... 5,000,000 5,121,193
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 12,787,633
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/49 ................... 12,960,000 13,143,844
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 9,462,105
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/50 ................... 11,650,000 11,841,571
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 3,245,000 3,316,885
Power System , Revenue , 2021 C , 5% , 7/01/51 ............................ 17,555,000 17,886,049
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 8,660,291
Power System , Revenue , 2022 B , 5% , 7/01/40 ............................ 5,000,000 5,352,447
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/42 ................... 5,500,000 5,815,601
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 6,250,000 6,592,529
Power System , Revenue , 2024 B , Refunding , 5% , 7/01/39 ................... 6,000,000 6,534,601
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... 34,330,000 34,586,328
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................... 36,615,000 36,836,440
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... 9,495,000 9,725,146
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/48 ................... 10,000,000 10,135,854
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... 6,455,000 6,784,078
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,167,035
Los Angeles Unified School District ,
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 10,783,874
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 26,959,250
Manteca Unified School District ,
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/44 ...... 5,755,000 5,921,032
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/54 ...... 6,230,000 6,255,661
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 .......... 27,295,000 25,070,842
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 1,024,304
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,151,039
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 508,496
Special Tax , 2023 , 5% , 9/01/54 ....................................... 1,230,000 1,239,766
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 812,705
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,042,538
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,056,318
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,045,357
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 202,677
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 536,464
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 593,807
Metropolitan Water District of Southern California , Revenue , 2020 A , 5% , 10/01/45 .. 15,665,000 16,327,216
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,662,232

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Middle Fork Project Finance Authority, (continued)
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. $ 4,095,000 $ 4,330,513
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,150,000 1,210,100
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,259,236
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,209,506
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 10,996,703
c
Modesto High School District , GO , 2002 A , NATL Insured , 2.64%, 5/01/27 ......... 12,770,000 12,468,136
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ... 11,190,000 11,223,320
c
Moorpark Unified School District , GO , 2009 A , AG Insured , 3.05%, 8/01/32 ........ 5,870,000 4,878,028
Moreno Valley Unified School District ,
c
GO , 2004 A , AG Insured , ETM, 2.64%, 8/01/27 ........................... 6,315,000 6,125,683
c
GO , 2004 A , AG Insured , ETM, 2.62%, 8/01/28 ........................... 6,625,000 6,263,808
GO , 2018 B , AG Insured , 5% , 8/01/47 .................................. 6,075,000 6,198,278
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 1,500,000 1,511,394
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,205,000 1,216,828
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,650,000 1,657,598
Mount San Jacinto Community College District , GO , 2014 B , 4% , 8/01/43 ......... 7,200,000 7,203,005
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 25,000,000 30,829,335
c
Mt. San Antonio Community College District , GO , 2013 A , 5.915%, 8/01/43 ........ 55,000,000 57,092,618
Municipal Water District of Orange County Water Facilities Corp. ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,642,669
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,699,993
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 465,818
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ 1,000,000 860,099
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................ 20,000,000 22,677,812
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... 4,590,000 4,637,149
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,518,023
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,775,264
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,075,493
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,935,582
Oceanside Unified School District ,
c
GO , 2010 B , AG Insured , 3.69%, 8/01/38 ................................ 10,590,000 6,815,380
c
GO , 2010 B , AG Insured , 3.76%, 8/01/39 ................................ 7,860,000 4,832,596
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,093,973
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,106,665
GO , G , 5% , 8/01/43 ................................................. 1,000,000 1,067,969
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,620,182
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,244,862
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,141,874
Orange County Water District , COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ..... 10,590,000 10,902,169
Palomar Community College District , GO , 2010 B , 6.2% , 8/01/39 ............... 69,410,000 86,336,212
Palomar Health ,
Obligated Group , GO , 2009 A , AG Insured , 7% , 8/01/38 ..................... 36,000,000 39,394,638
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 63,595,464
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AG Insured , 5% ,
11/01/47 ....................................................... 35,000,000 34,770,568
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 1,082,276
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 5,330,642
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 381,387
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. 415,000 381,363
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. 435,000 383,244
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. 880,000 730,552

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Panoche Financing Authority, (continued)
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. $ 1,155,000 $ 885,341
c
Patterson Joint Unified School District , GO , 2001 A , NATL Insured , 2.64%, 8/01/26 .. 2,265,000 2,254,902
Perris Community Facilities District ,
Community Facilities District No. 2022-3 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,560,000 1,565,260
Community Facilities District No. 2022-3 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/56 .................................................... 1,420,000 1,405,757
Perris Joint Powers Authority ,
Special Tax , 2025 , 5% , 9/01/50 ....................................... 2,820,000 2,840,053
Special Tax , 2025 , 5% , 9/01/54 ....................................... 3,310,000 3,323,634
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,354,323
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,104,829
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 964,363
Perris Union High School District , GO , 2019 A , AG Insured , 4% , 9/01/43 .......... 5,540,000 5,556,897
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 ............. 11,000,000 11,000,664
c
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , 4.16%, 8/01/43 ......................................... 27,955,000 13,880,901
GO , 2008 D , 4.62%, 8/01/46 ......................................... 89,200,000 35,864,742
GO , 2008 D , 4.69%, 8/01/49 ......................................... 85,000,000 29,380,344
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ................... 2,000,000 2,124,905
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,269,156
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 12,559,931
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,603,304
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/50 ........................................................ 7,500,000 6,915,023
c
School Facilities Improvement District No. 2007-1 , GO , B , 4.49%, 8/01/46 ....... 45,000,000 18,562,847
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ 300,000 306,102
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 507,026
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 1,006,498
Regents of the University of California ,
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 106,410,000 112,136,529
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 78,294,070
c
Rialto Unified School District , GO , 2011 A , AG Insured , 7.135%, 8/01/41 .......... 27,000,000 34,722,432
c
Rio Hondo Community College District , GO , 2010 C , 3.43%, 8/01/35 ............. 10,000,000 7,340,513
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 5% , 9/01/42 .............................. 4,000,000 4,275,938
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 4.25% , 9/01/47 ............................ 6,000,000 5,839,658
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 5.25% , 9/01/52 ............................ 11,000,000 11,537,599
Riverside Unified School District ,
Special Tax , 2025 , 5% , 9/01/55 ....................................... 4,250,000 4,277,763
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 393,900
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 724,237
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,050,000 1,065,173

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside Unified School District, (continued)
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ $ 1,270,000 $ 1,281,628
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 496,620
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 740,549
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 782,096
Community Facilities District No. 21 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,160,000 1,172,959
Community Facilities District No. 21 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,480,000 1,489,808
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 700,000 721,949
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,000,000 1,012,530
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,400,000 1,411,168
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... 1,150,000 1,172,150
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,154,919
Community Facilities District No. 38 , Special Tax , 2025 , 5% , 9/01/50 ........... 2,200,000 2,228,606
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/50 .......... 2,500,000 2,531,324
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/55 .......... 2,510,000 2,530,024
Community Facilities District No. 41 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 2,210,000 2,238,736
Community Facilities District No. 41 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 3,210,000 3,230,969
e
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 14,379,706
c
Rocklin Unified School District ,
GO , 2003 , NATL Insured , 2.61%, 8/01/26 ................................ 8,695,000 8,656,668
GO , 2003 , NATL Insured , 2.68%, 8/01/27 ................................ 9,080,000 8,803,555
GO , 2003 , NATL Insured , 2.75%, 8/01/28 ................................ 16,615,000 15,665,655
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,444,325
Romoland School District ,
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 783,896
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 1,022,539
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,517,426
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 362,368
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 741,437
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 974,458
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 781,067
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,233,791
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,552,209
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 380,379
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,612,704
Community Facilities District No. 2020-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,007,490
g
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2026 ,
5% , 9/01/56 .................................................... 600,000 604,032
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,511,235

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Romoland School District, (continued)
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... $ 1,000,000 $ 1,008,753
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,536,018
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,666,381
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 13,813,862
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,096,158
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ............... 20,000,000 18,197,346
Sacramento Municipal Utility District , Revenue , 2022 J , Refunding , 5% , 8/15/26 .... 2,615,000 2,627,767
c
San Bernardino Community College District , GO , 2009 B , 4.49%, 8/01/48 ......... 66,390,000 25,061,674
San Carlos School District , GO , 2026 , 4.5% , 10/01/55 ........................ 7,500,000 7,539,224
San Diego Community College District ,
GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ................................ 26,880,000 28,034,566
GO , 2024 A-1 , 4% , 8/01/50 .......................................... 10,000,000 9,701,350
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,172,003
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 5,127,357
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,773,135
Revenue , 2021 A , 5% , 7/01/56 ........................................ 10,000,000 10,304,878
Revenue , 2021 B , 5% , 7/01/33 ........................................ 4,000,000 4,327,338
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,660,967
Revenue, Sub. Lien , 2017 A , Refunding , 5% , 7/01/47 ....................... 5,000,000 5,054,438
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,662,118
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,452,270
San Diego Public Facilities Financing Authority ,
Revenue , 2026 A , 5% , 5/15/56 ........................................ 13,000,000 13,747,016
City of San Diego Sewer Utility , Revenue , 2026 A , Refunding , 5% , 5/15/51 ....... 9,000,000 9,634,376
San Diego Unified School District ,
c
GO , 2010 C , 6.048%, 7/01/48 ........................................ 29,840,000 29,441,564
c
GO , 2012 E , 5.126%, 7/01/47 ......................................... 74,270,000 63,599,845
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 29,071
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 69,293,020
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 34,145,574
GO , 2025 C-3 , 5% , 7/01/50 .......................................... 40,000,000 42,727,552
GO , 2025 I-3 , 5% , 7/01/55 ........................................... 10,000,000 10,575,188
c
GO , R-2 , Refunding , 6.376%, 7/01/40 .................................. 79,760,000 87,906,607
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 11,632,528
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 21,624,972
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 18,018,076
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016 B , 5% , 5/01/41 ........................................ 65,645,000 65,648,499
Revenue , 2016 B , 5% , 5/01/46 ........................................ 28,825,000 28,826,536
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 67,880,000 67,883,815
Revenue , 2019 A , 5% , 5/01/44 ........................................ 30,720,000 31,407,968
Revenue , 2019 A , 5% , 5/01/49 ........................................ 8,000,000 8,064,221
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 48,609,646
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 28,684,723
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 201,974
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 108,199,349
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,675,000 33,832,680
Revenue, Second Series , 2018 D , Pre-Refunded , 5% , 5/01/48 ................ 25,000 25,683
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 50,145,000 50,836,088

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport,
(continued)
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ $ 46,990,000 $ 47,812,978
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 15,955,000 16,331,867
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 34,216,578
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 5,034,407
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... 1,405,000 1,534,164
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,378,654
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AG Insured , 5% , 8/01/46 ..................... 10,000,000 10,119,451
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................ 6,640,000 7,194,955
c
San Gabriel Unified School District ,
GO , 2002 A , AG Insured , 2.6%, 8/01/26 ................................. 3,530,000 3,514,496
GO , 2002 A , AG Insured , 2.62%, 2/01/27 ................................ 1,850,000 1,817,853
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 749,147
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 1,020,606
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 133,721,509
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. 142,645,000 179,329,229
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 204,719,033
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 143,336,000 182,051,885
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 182,039,529
c
Revenue, Senior Lien , 1993 , ETM, 2.42%, 1/01/28 ......................... 33,545,000 32,295,053
c
Revenue, Senior Lien , 1993 , ETM, 2.45%, 1/01/29 ......................... 37,050,000 34,795,215
Revenue, Senior Lien , 2021 A , Refunding , AG Insured , 4% , 1/15/44 ............ 130,746,000 128,063,445
Revenue, Senior Lien , 2021 A , Refunding , AG Insured , 4% , 1/15/50 ............ 191,775,000 179,682,282
d
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 23,558,060
c
San Jose Unified School District ,
COP , 2002 , AG Insured , ETM, 2.8%, 1/01/27 ............................. 7,105,000 6,989,741
COP , 2002 , AG Insured , ETM, 2.81%, 1/01/29 ............................ 7,105,000 6,613,318
c
San Juan Unified School District ,
GO , 2003 B , NATL Insured , 2.51%, 8/01/26 .............................. 4,945,000 4,924,017
GO , 2003 B , NATL Insured , 2.68%, 8/01/27 .............................. 18,605,000 18,038,561
GO , 2003 B , NATL Insured , 2.75%, 8/01/28 .............................. 19,470,000 18,357,527
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,005,696
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 ................. 17,060,000 16,421,308
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ............... 10,000,000 10,020,400
c
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AG Insured , 4.15%, 8/01/42 .......................................... 49,000,000 25,396,362
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AG Insured , 5% , 12/01/45 .................. 10,000,000 10,010,345
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,118,829
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 18,697,338
g
Revenue , 2026 A , 5% , 11/01/33 ....................................... 31,555,000 33,656,834
Apex Power Project , Revenue , 2024 A , Refunding , 5% , 7/01/31 ............... 10,000,000 10,981,983
d
City of Anaheim Electric System , Revenue , 2024 A , Mandatory Put , 5% , 9/01/30 .. 47,875,000 50,088,367
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 30,213,267
c
Southern Mono Health Care District ,
GO , A , NATL Insured , 3.12%, 8/01/28 ................................... 2,340,000 2,188,934
GO , A , NATL Insured , 3.21%, 8/01/29 ................................... 2,440,000 2,207,756
GO , A , NATL Insured , 3.3%, 8/01/30 ................................... 2,550,000 2,227,299

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
Southern Mono Health Care District, (continued)
GO , A , NATL Insured , 3.39%, 8/01/31 ................................... $ 2,660,000 $ 2,238,557
State of California ,
GO , Refunding , 5% , 8/01/28 ......................................... 12,020,000 12,383,469
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 5,868,177
GO , 5.75% , 10/01/31 ............................................... 28,805,000 30,711,551
GO , Refunding , 5% , 10/01/32 ......................................... 4,125,000 4,435,556
GO , 5% , 3/01/35 .................................................. 55,020,000 59,312,027
GO , Pre-Refunded , 5% , 3/01/35 ....................................... 1,165,000 1,268,109
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,045,464
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,262,090
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 3,029,063
GO , 5% , 8/01/45 .................................................. 21,540,000 23,647,960
GO , Refunding , 5% , 8/01/45 ......................................... 33,750,000 37,052,863
GO , 5% , 9/01/45 .................................................. 5,000,000 5,012,034
GO , 5% , 8/01/46 .................................................. 57,200,000 57,277,729
GO , 5% , 9/01/46 .................................................. 8,930,000 8,948,577
GO , 5% , 10/01/48 ................................................. 5,000,000 5,115,741
GO , 5% , 8/01/50 .................................................. 27,360,000 29,304,037
GO , 1996 , FGIC Insured , 5.375% , 6/01/26 ............................... 270,000 270,000
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 1,665,000 1,681,982
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 23,700,828
State of California Department of Water Resources , Water Supply , Revenue , 2026 A ,
5% , 12/01/56 ..................................................... 10,725,000 11,361,572
Stockton Community Facilities District ,
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 525,000 525,285
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 650,000 644,364
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 370,000 390,282
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 380,000 387,559
Sulphur Springs Union School District ,
COP , 2010 , AG Insured , 6.5% , 12/01/37 ................................. 860,000 862,299
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/39 ...... 1,175,000 1,251,212
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/44 ...... 1,900,000 1,962,730
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/49 ...... 4,360,000 4,403,484
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 2,000,000 2,010,931
Sunnyvale School District , GO , 2015 , Refunding , 4% , 9/01/42 .................. 17,500,000 17,524,532
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 350,234
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 955,290
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 986,704
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/54 ......... 900,000 904,415
Community Facilities District No. 23-02 , Special Tax , 2025 , 5% , 9/01/50 ......... 1,700,000 1,714,524
Community Facilities District No. 23-02 , Special Tax , 2025 , 5% , 9/01/56 ......... 3,280,000 3,288,268
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 4% ,
9/01/49 ........................................................ 1,415,000 1,264,530
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ 930,000 936,225
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ 785,000 767,509
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 962,124

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Temescal Valley Water District, (continued)
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ $ 930,000 $ 818,134
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 2,001,924
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,793,389
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,428,396
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. 5,065,000 4,349,888
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/49 .... 8,000,000 6,993,182
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ 495,000 354,196
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ 1,105,000 665,301
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,848,441
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,060,433
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 121,603
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 112,160
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 433,082
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 640,737
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 885,000 803,467
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 2,210,000 1,906,521
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 8,830,000 8,924,744
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 10,990,000 11,042,204
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47 3,230,000 3,402,699
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ............... 9,060,000 9,462,367
c
Union Elementary School District , GO , 2001 B , NATL Insured , 2.4%, 9/01/26 ....... 5,850,000 5,814,433
University of California ,
Revenue , 2016 K , 4% , 5/15/46 ........................................ 4,030,000 3,916,219
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 6,875,120
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 15,666,214
Revenue , 2017 M , 5% , 5/15/47 ....................................... 54,015,000 54,677,440
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 28,932,778
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 48,306,112
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,310,847
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 14,921,927
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 11,701,431
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 5,901,600
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,551,163
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 43,195,000 45,035,453
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 9,776,216
Revenue , 2023 BQ , 5% , 5/15/35 ...................................... 30,000,000 34,003,587
Revenue , 2024 BV , Refunding , 5% , 5/15/36 .............................. 17,300,000 19,810,092
Revenue , 2025 BZ , Refunding , 5.25% , 5/15/38 ........................... 5,750,000 6,693,969

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
University of California, (continued)
Revenue , 2025 CB , 5% , 5/15/36 ...................................... $ 10,000,000 $ 11,610,611
Revenue , 2025 CB , 5% , 5/15/39 ...................................... 13,460,000 15,282,637
Revenue , 2025 CC , 5% , 5/15/37 ...................................... 5,250,000 6,056,280
Revenue , 2025 CC , 5% , 5/15/38 ...................................... 8,975,000 10,259,320
Revenue , 2025 CC , 5% , 5/15/53 ...................................... 15,000,000 15,856,620
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... 260,000 252,862
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... 165,000 149,404
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 219,534
c
Upland Unified School District , GO , 2011 C , 4.48%, 8/01/45 ................... 62,900,000 27,135,494
Val Verde Unified School District ,
GO , 2010 B , AG Insured , 6.125% , 8/01/34 ............................... 1,000,000 1,185,380
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 5,997,195
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,275,470
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,755,000 1,786,972
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,467,393
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,230,000 1,247,922
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,785,000 1,801,655
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 2,150,000 2,162,860
Valley Center Municipal Water District ,
Community Facility District No. 2020-1 , Special Tax , 2024 , 4% , 9/01/43 ......... 1,265,000 1,203,097
Community Facility District No. 2020-1 , Special Tax , 2024 , 4.375% , 9/01/54 ...... 2,210,000 2,005,941
c
Vista Unified School District ,
GO , 2002 A , AG Insured , 2.6%, 8/01/26 ................................. 7,150,000 7,118,597
GO , 2002 A , AG Insured , 2.62%, 2/01/27 ................................ 4,795,000 4,711,678
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 15,009,124
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,371,819
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,036,560
West Patterson Financing Authority ,
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 307,756
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 789,786
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 743,014
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 2,430,000 2,430,182
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AG Insured , 5% , 9/01/40 ....................... 3,000,000 3,004,357
Special Assessment , 2015 , AG Insured , 5% , 9/01/45 ....................... 7,500,000 7,508,237
West Sacramento Financing Authority , Special Tax , A , AG Insured , 5% , 9/01/34 ..... 4,940,000 5,480,285
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,182,581
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,859,700
William S Hart Union High School District ,
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 385,000 397,711

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
William S Hart Union High School District, (continued)
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... $ 750,000 $ 755,958
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 885,000 887,455
12,630,718,024
Florida 0.7%
c ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 107,400,000 91,657,909
Wisconsin 0.2%
e
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 30,400,000 25,411,384
U.S. Territories 1.9%
Guam 0.1%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 470,000 460,623
Revenue , 2024 A , 5% , 10/01/27 ....................................... 160,000 162,741
Revenue , 2024 A , 5% , 10/01/28 ....................................... 750,000 771,979
Revenue , 2024 A , 5% , 10/01/29 ....................................... 1,330,000 1,382,936
Revenue , 2024 A , 5% , 10/01/30 ....................................... 1,110,000 1,163,887
Revenue , 2024 A , 5% , 10/01/31 ....................................... 935,000 987,199
Revenue , 2024 A , 5% , 10/01/33 ....................................... 660,000 704,415
Revenue , 2024 A , 5.25% , 10/01/37 .................................... 1,375,000 1,485,524
Revenue , 2024 A , 5.25% , 10/01/38 .................................... 1,325,000 1,424,425
Revenue , 2024 B , 5% , 10/01/27 ....................................... 410,000 417,775
Revenue , 2024 B , 5% , 10/01/28 ....................................... 380,000 392,684
Revenue , 2024 B , 5% , 10/01/29 ....................................... 1,010,000 1,056,653
Revenue , 2024 B , 5% , 10/01/30 ....................................... 560,000 592,696
Revenue , 2024 B , 5% , 10/01/31 ....................................... 510,000 544,048
Revenue , 2024 B , 5% , 10/01/32 ....................................... 1,455,000 1,558,425
Revenue , 2024 B , 5% , 10/01/33 ....................................... 305,000 329,153
Revenue , 2024 B , 5% , 10/01/34 ....................................... 435,000 470,840
Revenue , 2024 B , 5% , 10/01/35 ....................................... 520,000 564,689
Revenue , 2024 B , 5% , 10/01/36 ....................................... 250,000 269,621
Revenue , 2024 B , 5% , 10/01/37 ....................................... 1,095,000 1,175,856
Revenue , 2024 B , 5% , 10/01/38 ....................................... 1,125,000 1,202,046
Revenue , 2024 B , 5% , 10/01/39 ....................................... 1,125,000 1,196,210
Revenue , 2024 B , 5% , 10/01/40 ....................................... 420,000 444,346
Revenue , 2024 B , 5% , 10/01/41 ....................................... 1,150,000 1,205,072
Revenue , 2024 B , 5% , 10/01/42 ....................................... 495,000 516,681
Revenue , 2024 B , 5% , 10/01/43 ....................................... 500,000 519,387
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
1,600,000 1,698,893
22,698,804
Puerto Rico 1.8%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ 3,005,000 3,050,600
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,224,159
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 A , 6.625% , 1/01/27 .................................... 471,227 469,949
Revenue , 2000 A , 6.625% , 1/01/28 .................................... 3,593,968 3,578,981
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 29,500,000 28,419,368

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 32 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 184,264,000 $ 182,088,597
233,831,654
Total U.S. Territories .................................................................... 256,530,458
Total Municipal Bonds (Cost $ 12,554,712,889 ) ..................................
13,004,317,775
Total Long Term Investments (Cost $ 12,554,712,889 ) ............................
13,004,317,775
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
California 1.0%
h
California Municipal Finance Authority , Boone 534 LLC , Revenue , 2026 A , Daily VRDN
and Put , 6% , 2/01/38 ............................................... 33,820,000 33,586,131
h
University of California ,
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.3% , 5/15/48 ........... 30,600,000 30,600,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.4% , 5/15/48 ........... 70,000,000 70,000,000
134,186,131
Total Municipal Bonds (Cost $ 134,420,000 ) .....................................
134,186,131
Total Short Term Investments (Cost $ 134,420,000 ) ...............................
134,186,131
a
Total Investments (Cost $ 12,689,132,889 ) 99.7% ................................
$13,138,503,906
Other Assets, less Liabilities 0.3% .............................................
32,840,129
Net Assets 100.0% ...........................................................
$13,171,344,035
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Non-income producing.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $1,417,844,484, representing 10.8% of net assets.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Security purchased on a when-issued basis.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ —
b
$ —
Municipal Bonds ......................... — 13,004,317,775 — 13,004,317,775
Short Term Investments ................... — 134,186,131 — 134,186,131
Total Investments in Securities ........... $— $13,138,503,906 $— $13,138,503,906
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
NATL
National Reinsurance Corp.
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.